Annual Total Returns- DWS Equity 500 Index VIP (Class A) [BarChart] - Class A - DWS Equity 500 Index VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.83%	15.70%	31.93%	13.39%	1.13%	11.61%	21.53%	(4.65%)	31.19%	18.10%